Equity Investments - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option		$ 578,000,000		$ 578,000,000		$ 592,000,000
Loss from equity investments		4,000,000	$ 57,000,000	14,000,000	$ 80,000,000
Equity method investments under equity method		9,000,000		9,000,000		9,000,000
Other non-current assets		211,000,000		211,000,000		202,000,000
Non-marketable equity securities		138,000,000		138,000,000		122,000,000
(Losses) gains from non-marketable equity securities		(1,000,000)	(3,000,000)	2,000,000	6,000,000
Payments to acquire non-marketable preferred stock				11,000,000	3,000,000
Dividends from equity investments		1,800,000	0	2,100,000	300,000
Financial commitments to investees, off balance sheet		21,300,000		21,300,000		22,100,000
Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Payments to acquire non-marketable preferred stock	$ 10,000,000
SoftBank Vision Fund | Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	85.00%
Acetone Limited
Schedule of Equity Method Investments [Line Items]
Loss from equity investments		6,000,000	13,200,000	15,600,000	35,200,000
Equity method investments under equity method		76,800,000		76,800,000		92,400,000
Ampere
Schedule of Equity Method Investments [Line Items]
Loss from equity investments		0	44,100,000	0	44,100,000
Equity method investments under equity method		389,800,000		389,800,000		389,800,000
Fair Value Measured at Net Asset Value Per Share
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option		111,400,000		111,400,000		109,400,000
Loss from equity investments		(2,100,000)	0	(1,600,000)	100,000
Non-marketable equity securities		20,300,000		20,300,000		$ 18,000,000
(Losses) gains from non-marketable equity securities		$ (300,000)	$ (3,200,000)	$ 2,200,000	$ (6,900,000)